Options (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Oct. 01, 2023	Aug. 03, 2023	Nov. 22, 2022	Sep. 16, 2022	Apr. 20, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock compensation expense								$ 69,125	$ 187,385
Stock option purchase									1,030
Exercise price								$ 17.50
Stock option vesting percentage											20.00%
Number of option, granted								1,894	208
Option exercise price								$ 28.88	$ 1,820.00
Non-vested options outstanding								1,933	340
Stock compensation expense						$ 1,317	$ (54,718)	$ (69,125)	$ (187,385)
Taste of BC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option purchase								25
Option exercise price								$ 2,000.00
Warrant term								5 years
Valuation Technique, Option Pricing Model [Member] | Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option, granted								864	175
Estimated fair value of option granted during period								12,261	84,334
Stock price								$ 40.00	$ 31.40
Volatility rate								45.44%	39.23%
Risk-free interest rate								4.58%	2.87%
Cost not yet recognized, amount								$ 10,592	$ 72,620
Valuation Technique, Option Pricing Model [Member] | Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option, granted								1,030	28
Estimated fair value of option granted during period								5,489	8,409
Stock price								$ 18.00	$ 17.20
Volatility rate								35.97%	46.72%
Risk-free interest rate								4.72%	3.81%
Cost not yet recognized, amount								$ 4,961	$ 7,600
Valuation Technique, Option Pricing Model [Member] | Stock Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option, granted									6
Estimated fair value of option granted during period									1,615
Stock price									$ 15.80
Volatility rate									46.72%
Risk-free interest rate									4.27%
Cost not yet recognized, amount									$ 1,558
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term								3 years
Stock option purchase	1,030	864	6	28					176
Option exercise price	$ 18.00	$ 40.00	$ 790.00	$ 860.00					$ 2,300
Warrant term	3 years	3 years	3 years	3 years					5 years
Reversed expense									$ 76,400	$ 79,023
Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term											10 years
Stock option purchase											25
Exercise price											$ 2,000.00
Stock option vesting percentage											25.00%
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term									5 years	3 years
Stock option purchase									175	500
Exercise price									$ 2,000.00	$ 2,000.00
Stock granted for service					$ 25,000
Option awarded term					each director was granted a five-year option to purchase
Number of option, granted					25
Option exercise price					$ 2,000.00
Number of shares vested					1.25
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term								3 years		5 years
Stock option purchase								864		7
Exercise price								$ 40.00		$ 6,000.00
Employee One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term									3 years
Stock option purchase									28
Exercise price									$ 860.00
Employee Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term									3 years
Stock option purchase									6
Exercise price									$ 790.00
Board of Directors [Member] | Last Trading Day of Calendar Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted for service					$ 5,000
Audit Committee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted for service					15,000
Compensation Committee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted for service					10,000
Nominating and Governance Committee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted for service					$ 7,500
2018 Plan [Member] | Christopher Constable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term											10 years
Stock option purchase											3,120
Exercise price											$ 2,000.00
Vested grant date											1 year
2018 Plan [Member] | Long Term Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term											10 years
Stock option purchase											351
Exercise price											$ 2,000.00
Stock option vesting percentage											25.00%
2018 Plan [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term											10 years
Stock option purchase											250
Exercise price											$ 2,000.00